Acqusitions - Estimated Fair Value of Acquired Assets (Details) - Products Acquisition - USD ($) $ in Thousands		1 Months Ended	12 Months Ended		24 Months Ended
	Jun. 01, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Acquired product rights	$ 37,011	$ 37,084
Inventory	3,357	3,284
Total fair value of consideration transferred	$ 40,368	40,368
Acquired product rights, measurement period adjustments		73
Inventory, Measurement period adjustments		(73)
Measurement period adjustments		$ 0
Intangible assets, useful life	7 years
Non-cash inventory fair value adjustments (Note 7)			$ 311	$ 2,769	$ 3,080